DERIVATIVE INSTRUMENTS PAYABLE AND RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
Our derivative instruments are not designated as hedging instruments and are summarized as follows:

(in thousands of $)	2018	2017
Interest rate swaps	5,424	2,864
Foreign currency swaps	—	83
Bunker derivatives	433	801
Forward freight agreements	3,592	—
Asset Derivatives - Fair Value	9,449	3,748

(in thousands of $)	2018	2017
Interest rate swaps	—	1,914
Foreign currency swaps	536	66
Bunker derivatives	758	313
Liability Derivatives - Fair Value	1,294	2,293

Derivative Instruments, Gain (Loss)
During 2018, 2017 and 2016, the following were recognized and presented under “Gain (loss) on derivatives” in the consolidated statement of comprehensive income:

(in thousands of $)		2018	2017	2016
Interest rate swaps	Interest income (expense)	1,089	(1,705)	(1,807)
	Unrealized fair value gain (loss)	4,474	1,225	(38)
Foreign currency swaps	Realized gain (loss)	(494)	204	(3)
	Unrealized fair value gain (loss)	(59)	25	(27)
Forward freight agreements	Realized gain (loss)	1,687	(517)	42
	Options	3,592	—	—
Bunker derivatives	Realized gain (loss)	1,584	622	(1,518)
	Unrealized fair value gain (loss)	(708)	291	2,676
		11,165	145	(675)